NEWBUILDINGS (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Disclosure of Newbuildings
As of June 30, 2024, our expenditure for the Newbuilds consists of the following:

(in thousands of $)	June 30, 2024	December 31, 2023
Shipyard Installments (including option exercise price)	202,984	180,687
Onsite Supervision Costs	900	900
Interest cost capitalized	1,754	168
Other Costs	911	149
Total Newbuildings	206,549	181,904